Income Tax - Summary of Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ 84,614,271	$ 4,074,467	$ 29,360,569
British Virgin Islands (BVI)
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(1,227)	(976)	(382)
UAE
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	122,422,324	63,056,081	27,663,586
PRC, excluding HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(35,920,356)	(57,038,284)	2,142,160
HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	286,843	65,233	(85,436)
Cayman Islands
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(2,152,866)	$ (2,007,587)	$ (359,359)
Singapore
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ (20,447)